Financial instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial instruments
nancial instruments

(a)	Fair value of financial instruments

2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$103,696	$110,019	$—	$110,019	$—
Investment in Atlantica	814,530	814,530	814,530	—	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	61,838	61,838	—	—	61,838
Currency forward contract not designated as a hedge	869	869	—	869	—
Commodity contracts for regulated operations	101	101	—	101	—
Total derivative instruments	62,808	62,808	—	970	61,838
Total financial assets	$981,034	$987,357	$814,530	$110,989	$61,838
Long-term debt	$3,336,795	$3,356,773	$768,400	$2,588,373	$—
Convertible debentures	470	639	639	—	—
Preferred shares, Series C	13,418	13,703	—	13,703	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	57	57	—	—	57
Cross-currency swap designated as a net investment hedge	93,198	93,198	—	93,198	—
Interest rate swap designated as a hedge	8,473	8,473	—	8,473	—
Commodity contracts for regulated operations	1,114	1,114	—	1,114	—
Total derivative instruments	102,842	102,842	—	102,785	57
Total financial liabilities	$3,453,525	$3,473,957	$769,039	$2,704,861	$57

23.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2017	Carrying amount	Fair value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulatory operations	74	74	—	74	—
Total derivative instruments	63,546	63,546	—	183	63,363
Total financial assets	$96,924	$101,738	$—	$38,375	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swaps designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77
(1) Balance of $441 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2018 and 2017 due to the short-term maturity of these instruments.
Notes receivable fair values (level 2) have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.

23.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The Company’s level 1 fair value of long-term debt is measured at the closing price on the NYSE stock exchange and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of APUC's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $14.55 to $172.97 with a weighted average of $24.72 as of December 31, 2018. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. Significant increases (decreases) in any of these inputs in isolation would have resulted in a significantly lower (higher) fair value measurement. The change in the fair value of the energy contracts is detailed in notes 23(b)(ii) and 23(b)(iv).
Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.

(b)	Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2018
Financial contracts: Swaps	2,366,386
Options	300,000
Forward contracts	6,560,000

The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity costs adjustments (note 7(d)). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.

23.	Financial instruments (continued)

(b)	Derivative instruments

(i)	Commodity derivatives – regulated accounting (continued)
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

	2018	2017
Regulatory assets:
Swap contracts	$66	$—
Forward contracts	$—	$6,319
Regulatory liabilities:
Swap contracts	$218	$287
Option contracts	$134	$138
Forward contracts	$1,259	$—

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
871,391	December 2028	36.33	PJM Western HUB
2,438,697	December 2023	29.06	PJM NI HUB
2,997,939	December 2027	36.46	ERCOT North HUB

Subsequent to year-end, the Company entered into a long-term energy derivative contract for the Minonk Wind Facility with a notional quantity of 251,581 MW-hours and a price of $20.72 per MW-hr. The contract expires December 2024.
The Company was party to a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year C$135,000 bond. During the year, the Company amended and extended the forward-starting date of the interest rate swap to begin on March 29, 2019. As a result of the amendment, $898 of hedge ineffectiveness was recognized in earnings upon hedge dedesignation. The change in fair value since the hedge redesignation date is recorded in OCI. Subsequent to year end, the Company settled the forward-starting interest rate swap contract as it issued C$300,000 10-year senior unsecured notes with an interest rate of 4.60% (note 9(g)).
In 2017, the Company settled forward contracts to purchase $250,000 10-year U.S. Treasury bills at an interest rate of 1.8395% and $250,000 30-year U.S. Treasury bills at an interest rate of 2.5539% designated as hedges to the interest rate risk related to $479,000 of senior unsecured notes. The effective portion of the hedge was recorded in OCI at the time and is reclassified to interest expense as the underlying hedged transactions are incurred.

23.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2018	2017
Effective portion of cash flow hedge	$1,567	$8,004
Amortization of cash flow hedge	(33)	(27)
Amounts reclassified from AOCI	(4,224)	(6,351)
OCI attributable to shareholders of APUC	$(2,690)	$1,626

The Company expects $6,289 and $989 of unrealized gains currently in AOCI to be reclassified, net of taxes into non-regulated energy sales and interest expense, respectively, within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company is exposed to currency fluctuations from its Canadian based operations. APUC manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases. APUC only enters into foreign exchange forward contracts with major North American financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates the amounts drawn on its revolving and bank credit facilities denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $37,204 for the year ended December 31, 2018 (2017 - gain of $17,817) was recorded in OCI.
Concurrent with its C$150,000, C$200,000 and C$300,000 debenture offerings in December 2012, January 2014, and January 2017, respectively, the Company entered into cross currency swaps, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A loss of $41,244 (2017 - gain of $19,063) was recorded in OCI in 2018.

(iv)	Other derivatives
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated through the use of short-term financial forward energy purchase contracts that are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

23.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligation, including certain project-specific debt and its revolving credit facilities, its interest rate swaps as well as interest earned on its cash on hand. The Company currently hedges some of that risk (note 23(b)(ii)).
The Company is exposed to foreign exchange fluctuations related to the portion of its dividend declared and payable in U.S. dollars. This risk is mitigated through the use of currency forward contracts. For the year ended December 31, 2018, a loss on foreign exchange gain of $1,115 (2017 - loss of $297) was recorded in the consolidated statements of operations. These currency forward contracts are not accounted for as a hedge.
For derivatives that are not designated as hedges and for the ineffective portion of gains and losses on derivatives that are accounted for as hedges, the changes in the fair value are immediately recognized in earnings.
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2018	2017
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$77	$(79)
Currency forward contract	(1,230)	297
Commodity contracts	—	(2,885)
Total change in unrealized gain on derivative financial instruments	$(1,153)	$(2,667)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	—	(144)
Energy derivative contracts	(73)	553
Currency forward contract	115	12,261
Total realized loss on derivative financial instruments	$42	$12,670
Loss (gain) on derivative financial instruments not accounted for as hedges	(1,111)	10,003
Ineffective portion of derivative financial instruments accounted for as hedges	632	637
	$(479)	$10,640
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	636	(1,918)
Loss (gain) on foreign exchange	(1,115)	12,558
	$(479)	$10,640

23.	Financial instruments (continued)

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk and liquidity risk, and how the Company manages those risks.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents, accounts receivable, notes receivable and derivative instruments. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders all of which have a credit rating of A or better. The Company does not consider the risk associated with the Liberty Power Group accounts receivable to be significant as over 84% of revenue from power generation is earned from large utility customers having a credit rating of Baa2 or better by Moody's, or BBB or higher by S&P, or BBB or higher by DBRS. Revenue is generally invoiced and collected within 45 days.
The remaining revenue is primarily earned by the Liberty Utilities Group which consists of water and wastewater, electric and gas utilities in the United States. In this regard, the credit risk related to the Liberty Utilities Group accounts receivable balances of $207,740 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition, the state regulators of the Liberty Utilities Group allow for a reasonable bad debt expense to be incorporated in the rates and therefore recovered from rate payers.
As of December 31, 2018, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2018
	Canadian $	US $
Cash and cash equivalents and restricted cash	$27,720	$45,452
Accounts receivable	13,562	241,068
Allowance for doubtful accounts	—	(5,281)
Notes receivable	138,353	2,279
	$179,635	$283,518

In addition, the Company continuously monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts prior to settlement, and assesses each counterparty’s ability to perform on the transactions set forth in the contracts. The counterparties consist primarily of financial institutions. This concentration of counterparties may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As of December 31, 2018, in addition to cash on hand of $46,819 the Company had $1,046,826 available to be drawn on its senior debt facilities. Each of the Company’s revolving credit facilities contain covenants which may limit amounts available to be drawn.

23.	Financial instruments (continued)

(c)	Risk management (continued)
Liquidity risk (continued)
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$334,855		$420,797	$825,596	$1,740,471	$3,321,719
Convertible debentures	—	—	—	—	470	470
Advances in aid of construction	1,205		—	—	62,498	63,703
Interest on long-term debt	156,768		269,942	221,528	928,736	1,576,974
Purchase obligations	325,326		—	—	—	325,326
Environmental obligation	4,158		30,140	2,885	21,998	59,181
Derivative financial instruments:
Cross-currency swap	5,277		46,026	34,436	7,459	93,198
Interest rate swaps	8,473		—	—	—	8,473
Currency forward	—		—	—	—	—
Energy derivative and commodity contracts	588		526	57	—	1,171
Other obligations	33,350		—	—	122,408	155,758
Total obligations	$870,000		$767,431	$1,084,502	$2,884,040	$5,605,973